Financial Instruments - Summary of Earnings Impact of (Gains) Losses from Risk Management Positions (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure Of Financial Instruments [Abstract]
Realized (Gain) Loss	CAD 167	CAD (153)		CAD (447)
Unrealized (Gain) Loss	729	554		195
(Gain) Loss on Risk Management From Continuing Operations	CAD 896	CAD 401	[1]	CAD (252)	[1]

[1]	The comparative periods have been restated to reflect discontinued operations as discussed in Notes 1 and 11.